UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------------

Check here if Amendment [  ]; Amendment Number:
                                               -----------------------
   This Amendment (Check only one.):       [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:


Name:          DBD Cayman, Ltd.
               ------------------------------
Address:       c/o The Carlyle Group
               ------------------------------
               1001 Pennsylvania Avenue, NW
               ------------------------------
               Suite 220 S.
               ------------------------------
               Washington, DC  20004-2505
               ------------------------------

Form 13F File Number:  28- 12954
                           --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:            Daniel A. D'Aniello
               ------------------------------
Title:           Managing Director
               ------------------------------
Phone:           202-729-5626
               ------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello           Washington, DC        November 14, 2008
-----------------------           --------------        -----------------
         Signature                 City, State                Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number         Name

   28-
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                           --------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   1
                                                -----------------------

Form 13F Information Table Entry Total:              3
                                                -----------------------

Form 13F Information Table Value Total:              $87,101
                                                -----------------------
                                                       (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.         Form 13F File Number   Name

    1           28-12429               Carlyle Investment Management L.L.C.
    ------         --------            ------------------------------------


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                                                      FORM 13-F INFORMATION TABLE


  COLUMN 1        COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6        COLUMN 7             COLUMN 8
--------------  --------------   --------    --------   ----------------------  --------        --------       --------------------
                                              VALUE     SHRS OR      SH/  PUT/  INVESTMENT       OTHER          VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT      PRN  CALL  DISCRETION      MANAGERS       SOLE   SHARED   NONE
--------------  --------------     -----     --------   -------      ---  ----  ----------      --------       ----   ------   ----
Focus Media     Sponsored ADR    34415V109   $42,861   1,503,382     SH    --   Shared-Defined     1                 1,503,382
Hldg Ltd

Owens Corning   Com              690742101   $14,348     600,100     SH    --   Shared-Defined     1                 600,100
New

Time Warner     CL A             88732J108   $29,892    1,235,200    SH    --   Shared-Defined     1                 1,235,200
Cable Inc

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